Biological Assets and Inventory - Additional Information (Detail) Plant in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) kg Plant wk g l	Dec. 31, 2016 CAD ($) kg Plant
Disclosure of reconciliation of changes in biological assets [line items]
Average number of weeks | wk	15
Average harvest yield | g	182
Sensitivity in value of biological assets due to change in assumptions | $	$ 9,693	$ 1,250
Percentage of completion	46.00%	50.00%
Expected canabis yield | kg	1,695,000	213,000
Number of plants that are biological assets | Plant	7,353	2,558
Work in process | kg	243	0
Canabis seeds | kg	0.288	0.298
Harvest yield per plant [member]
Disclosure of reconciliation of changes in biological assets [line items]
Percentage of decrease in harvest yield per plant	5.00%
Sensitivity in value of biological assets due to change in assumptions | $	$ 181	$ 110
Sensitivity analysis [member]
Disclosure of reconciliation of changes in biological assets [line items]
Percentage of decrease in sale price per gram	5.00%
Sensitivity in value of biological assets due to change in assumptions | $	$ 227	88
Sensitivity in value of inventories due to change in assumptions | $	$ 443	$ 68
Dry cannabis [member]
Disclosure of reconciliation of changes in biological assets [line items]
Finished goods | kg	815	236
Cannabis oils [member]
Disclosure of reconciliation of changes in biological assets [line items]
Finished goods | l	137